Debt Obligation (Detail) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long term debt		$ 5,675,973	$ 5,340,520
Amount due within one year		389,303	380,207
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,403,368	$ 1,059,950
Weighted average variable interest rate		1.93%	1.60%
Final Maturity		Sep. 30, 2023
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 134,794	$ 137,513
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Long term debt		$ 63,809	$ 65,131
Weighted average variable interest rate		2.65%	2.65%
Final Maturity		Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 201,234	$ 204,712
Weighted average variable interest rate		2.90%	2.90%
Final Maturity		Oct. 31, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[1]	$ 1,134,395	$ 1,067,886
Weighted average variable interest rate	[1]	1.97%	1.75%
Final Maturity	[1]	Nov. 30, 2028
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 373,366	$ 384,611
Weighted average variable interest rate		3.07%	3.07%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 516,525	$ 530,565
Weighted average variable interest rate		2.26%	2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 189,469	$ 194,414
Weighted average variable interest rate		2.15%	2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 495,738	$ 508,024
Weighted average variable interest rate		1.72%	1.72%
Final Maturity		Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 597,400	$ 610,111
Weighted average variable interest rate		2.27%	2.27%
Final Maturity		Apr. 30, 2046
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 565,875	$ 577,603
Weighted average variable interest rate		1.98%	1.98%
Final Maturity		Aug. 31, 2046

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.